Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of finance income and finance expense [Abstract]
Schedule of finance income and finance expense
26. Finance income and finance expense
	2022	2021	2020
Interest income	969	3,219	258
Net foreign currency exchange gain	745,260	1,458,429	3,207,649
Revaluation gain from derivative financial instruments	451,131	5,085	—
Total finance income	1,197,360	1,466,733	3,207,907
Interest expense (incl. Bank charges)	911,869	189,695	135,151
Net foreign currency exchange loss	690,615	1,129,788	3,541,202
Revaluation loss from derivative financial instruments	—	416,003	2,250,222
Transaction costs	1,137	—	219,615
Total finance expense	1,603,621	1,735,486	6,146,190
Finance expense, net	(406,261)	(268,753)	(2,938,283)